Non-controlling Interest (NCI) (Tables)	6 Months Ended
Jun. 30, 2024
Noncontrolling Interest [Abstract]
Schedule of Non controlling Interest

Amount
Balance, January 1, 2024	$4,319
Non-controlling interest contribution in Accuship	5,880
Deemed dividend	(3,550)
Net income attributable to non-controlling interest (40%) - six months ended June 30, 2024	53
Balance, June 30, 2024	$6,702